Notes Payable - Schedule of Convertible Notes Outstanding (Details) - USD ($)		9 Months Ended	12 Months Ended
		Sep. 30, 2018	Dec. 31, 2017	Sep. 07, 2017
Rate				5.00%
Principal		$ 1,250,000
Convertible notes		$ 601,186	$ 553,274
Convertible Notes Payable One [Member]
Start date	[1]	Sep. 14, 2015	Sep. 14, 2015
Maturity date	[1]	Sep. 14, 2020	Sep. 14, 2020
Rate	[1]	18.00%	18.00%
Principal	[1]	$ 73,825	$ 73,825
Interest	[1]	40,448	30,509
Convertible notes	[1]	$ 114,273	$ 104,334
Convertible Notes Payable Two [Member]
Start date	[1]	Dec. 30, 2016	Dec. 30, 2016
Maturity date	[1]	Dec. 30, 2021	Dec. 30, 2021
Rate	[1]	18.00%	18.00%
Principal	[1]	$ 50,000	$ 50,000
Interest	[1]	15,756	9,025
Convertible notes	[1]	$ 65,756	$ 59,025
Convertible Notes Payable Three [Member]
Start date	[1]	Dec. 30, 2016	Dec. 30, 2016
Maturity date	[1]	Dec. 30, 2021	Dec. 30, 2021
Rate	[1]	18.00%	18.00%
Principal	[1]	$ 21,500	$ 21,500
Interest	[1]	6,775	3,880
Convertible notes	[1]	$ 28,275	$ 25,380
Convertible Notes Payable Four [Member]
Start date	[1]	Mar. 02, 2017	Mar. 02, 2017
Maturity date	[1]	Mar. 02, 2022	Mar. 02, 2022
Rate	[1]	18.00%	18.00%
Principal	[1]	$ 20,000	$ 20,000
Interest	[1]	5,691	2,998
Convertible notes	[1]	$ 25,691	$ 22,998
Convertible Notes Payable Five [Member]
Start date	[1]	Jun. 08, 2017	Jun. 08, 2017
Maturity date	[1]	Jun. 08, 2022	Jun. 08, 2022
Rate	[1]	18.00%	18.00%
Principal	[1]	$ 10,000	$ 10,000
Interest	[1]	2,362	1,016
Convertible notes	[1]	$ 12,362	$ 11,016
Convertible Notes Payable Six [Member]
Start date	[2]	Oct. 30, 2017	Oct. 30, 2017
Maturity date	[2]	Oct. 30, 2020	Oct. 30, 2020
Rate	[2]	10.00%	10.00%
Principal	[2]	$ 250,000	$ 250,000
Interest	[2]	22,945	4,247
Convertible notes	[2]	$ 272,945	$ 254,247
Convertible Notes Payable Seven [Member]
Start date	[2]	Oct. 30, 2017	Oct. 30, 2017
Maturity date	[2]	Oct. 30, 2020	Oct. 30, 2020
Rate	[2]	10.00%	10.00%
Principal	[2]	$ 75,000	$ 75,000
Interest	[2]	6,884	1,274
Convertible notes	[2]	81,884	76,274
Convertible Notes Payable [Member]
Principal		500,325	500,325
Interest		100,861	52,949
Convertible notes		$ 601,186	$ 553,274

[1]	The note may be converted into shares of common stock of the Company at a conversion price of $0.03 per share.
[2]	The note may be converted into shares of common stock of the Company at a conversion price of $0.10 per share.